RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on June 15, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable ordinary shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on December 11, 2020 (the “Post-IPO Balance Sheet”) and the Company's Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company's Amendment No. 1 to its Form 10-K as filed with the SEC on June 15, 2021, as well as the Form 10-Qs for the quarterly periods ended March 31, 2021 and June 30, 2021 (the “Affected Periods”). These financial statements restate the Company’s previously issued audited financial statements covering the periods through December 31, 2020. The Company’s unaudited financial statements for the quarterly periods ended March 31, 2021 and June 30, 2021 will be restated in an amendment to the Company’s Form 10-Q for the quarterly period ended September 30, 2021 to be filed with the SEC. This restatement also resulted in changes to the disclosure provided in footnotes 3 and 8 of these financial statements.

Impact of the Restatement

The impact of the restatement on the Post IPO Balance Sheet as of December 7, 2020 is presented below.

Balance Sheet as of December 7, 2020 (audited)	As Reported
	As Previously
	Restated in
	10-K/A
	Amendment			As
	No. 1		Adjustment	Restated
Class A ordinary shares subject to possible redemption	$272,455,350		$27,544,650	$300,000,000
Class A ordinary shares	$275		$(275)	$—
Additional paid-in capital	$5,510,723		$(5,510,723)	$—
Accumulated deficit	$(511,782)		$(22,033,652)	$(22,545,434)
Total Shareholders’ Equity (Deficit)	$5,000,003		$(27,544,650)	$(22,544,647)
Number of shares subject to redemption	27,245,535		2,754,465	30,000,000

The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:

Balance Sheet as of December 31, 2020 (audited)	As Reported
	As Previously
	Restated in
	10-K/A
	Amendment		As
	No. 1	Adjustment	Restated
Class A ordinary shares subject to possible redemption	$268,722,770	$31,277,230	$300,000,000
Class A ordinary shares	$313	$(313)	$—
Additional paid-in capital	$9,243,265	$(9,243,265)	$—
Accumulated deficit	$(4,244,366)	$(22,033,652)	$(26,278,018)
Total Shareholders’ Equity (Deficit)	$5,000,003	$(31,277,230)	$(26,277,227)
Number of shares subject to redemption	26,872,277	3,127,723	30,000,000

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per ordinary share is presented below for the period ended December 31, 2020:

Statement of Operations for the period December 7, 2020 (inception) through December 31, 2020 (audited)	As Reported
	As Previously
	Restated in
	10-K/A
	Amendment		As
	No. 1	Adjustment	Restated
Weighted average shares outstanding of Class A ordinary shares	30,000,000	(20,625,000)	9,375,000
Basic and diluted net loss per share, Class A ordinary shares	$—	(0.26)	$(0.26)
Weighted average shares outstanding of Class B ordinary shares	7,500,000	(429,688)	7,070,313
Basic and diluted loss income per share, Class B ordinary shares	$(0.57)	0.31	$(0.26)

The impact of the restatement to the previously reported as restated statement of cash flows for the period ended December 31, 2020, is presented below:

Statement of Cash Flows for the period from December 7, 2020 (inception) through December 31, 2020 (audited)	As Reported
	As Previously
	Restated in
	10-K/A
	Amendment		As
	No. 1	Adjustment	Restated
Initial classification of Class A ordinary shares subject to possible redemption	$272,455,350	$(272,455,350)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(3,732,580)	$3,732,580	$—

Going Concern

Subsequent to the Company’s previously issued Form 10-K/A on June 22, 2021, in connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a Business Combination by December 7, 2022, then the Company will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution as well as the Company’s working capital deficit raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after December 7, 2022. The Company intends to complete a Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by December 7, 2022.

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, the Company concluded it should restate its financial statements to classify all Public Shares in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require Class A ordinary shares subject to redemption to be classified outside of permanent equity. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A ordinary shares while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Accordingly, effective with this filing, the Company presents all redeemable Class A ordinary shares as temporary equity and recognizes accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.

As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares. The Company will present this revision in a prospective manner in all future filings. Under this approach, the previously issued Initial Public Offering Balance Sheet and Form 10-Q’s will not be amended, but historical amounts presented in the current and future filings will be recast to be consistent with the current presentation.

In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also revised its income (loss) per ordinary share calculation to allocate net income (loss) evenly to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares pro rata in the income (loss) of the Company.

There has been no change in the Company's total assets, liabilities, cash position, cash held in trust, or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following table:

	As Previously		As
	Reported	Adjustment	Restated
Balance Sheet as of March 31, 2021 (Unaudited)
Ordinary shares subject to possible redemption	$265,863,940	$34,136,060	$300,000,000
Ordinary shares	$341	$(341)	$—
Additional paid-in capital	$12,102,108	$(12,102,108)	$—
Accumulated deficit	$(7,103,195)	$(22,033,611)	$(29,136,806)
Total Shareholder’s Equity (Deficit)	$5,000,004	$(34,136,060)	$(29,136,056)

Balance Sheet as of June 30, 2021 (Unaudited)
Ordinary shares subject to possible redemption	$267,738,970	$32,261,030	$300,000,000
Ordinary shares	$323	$(323)	$—
Additional paid-in capital	$10,227,096	$(10,227,096)	$—
Accumulated deficit	$(5,228,164)	$(22,033,611)	$(27,261,775)
Total Shareholder’s Equity (Deficit)	$5,000,005	$(32,261,030)	$(27,261,025)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$(2,858,830)	$2,858,830	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (Unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$(983,800)	$983,800	$—

	As Previously		As
	Reported	Adjustment	Restated
Statement of Operations for the Three Months Ended March 31, 2021 (Unaudited)
Weighted average shares outstanding of Class A ordinary shares	30,000,000	(14,117,647)	15,882,353
Basic and diluted loss per share, Class A ordinary shares	$—	$0.03	$0.03
Weighted average shares outstanding of Class B ordinary shares	7,500,000	(3,529,412)	3,970,588
Basic and diluted net loss per share, Class B ordinary shares	$(0.39)	$0.42	$0.03

Statement of Operations for the Three Months Ended June 30, 2021 (Unaudited)
Weighted average shares outstanding of Class A ordinary shares	30,000,000	—	30,000,000
Basic and diluted loss per share, Class A ordinary shares	$—	$0.02	$0.02
Weighted average shares outstanding of Class B ordinary shares	7,500,000	—	7,500,000
Basic and diluted net loss per share, Class B ordinary shares	$0.24	$(0.22)	$0.02

Statement of Operations for the Six Months Ended June 30, 2021 (Unaudited)
Weighted average shares outstanding of Class A ordinary shares	30,000,000	—	30,000,000
Basic and diluted loss per share, Class A ordinary shares	$—	$0.04	$0.04
Weighted average shares outstanding of Class B ordinary shares	7,500,000	(2,687,861)	4,812,139
Basic and diluted net loss per share, Class B ordinary shares	$(0.14)	$0.18	$0.04

In connection with the Company's assessment of going concern considerations in accordance with Financial Accounting Standard Board's Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until December 7, 2022 to consummate the proposed Business Combination. If a business combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company's ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after December 7, 2022. The Company intends to complete the proposed Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by December 7, 2022.

On September 8, 2021, the Company entered into an Agreement and Plan of Merger (as amended on October 21, 2021), by and among Picasso Merger Sub I, Inc., Picasso Merger Sub II, LLC, Picasso Merger Sub III, LLC, Carlyle Partners VII Pacer Holdings, L.P., CP VII Pacer Corp., CP VII Pacer EU L.P., Packable Holdings, LLC, and Shareholder Representative Services LLC.